Summary of Significant Accounting Policies - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Lease practical expedients package	true
Lease practical expedients package single lease component	true
Operating lease right-of-use assets	$ 31,339,000	$ 29,998,000	$ 35,700,000
Operating lease liabilities	$ 33,938,000		$ 38,100,000
Revenues
Concentration Risk [Line Items]
Percentage of decline in revenues	4.60%
Revenues | Customer 1
Concentration Risk [Line Items]
Concentration risk (in percent)	35.00%	35.00%	30.00%
Revenues | Customer 2
Concentration Risk [Line Items]
Concentration risk (in percent)	20.00%	20.00%	20.00%
Minimum
Concentration Risk [Line Items]
Self-insured retentions	$ 10,000
Customer payment terms	15 days
Maximum
Concentration Risk [Line Items]
Self-insured retentions	$ 2,500,000
Customer payment terms	30 days